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1940 Act File No. 811-7436

October 3, 2016

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:         The DFA Investment Trust Company
File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 58 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Registrant”) on Form N-1A.

The Amendment is being filed to incorporate relevant changes that are necessary for the Series to comply with the amendments to Rule 2a-7 of the Investment Company Act of 1940 (e.g., changes relating to fees/gates and the removal of references to credit ratings) and to reflect a change of the Series’ transfer agent.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell

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